Post employment benefits - Actuarial assumptions (Details) € in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€) age	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Post employment benefits
Total net cost/(credit) included within staff costs	€ 34	€ 37	€ (29)
Defined Benefit Pension Plan
Post employment benefits
Rate of inflation (as a percent)	2.90%	3.00%	3.30%
Rate of increase in salaries (as a percent)	3.00%	3.00%	3.10%
Discount rate (as a percent)	4.50%	4.50%	2.50%
Number of years pension will be available for male pensioner	22 years 7 months 6 days	22 years 9 months 18 days
Number of years pension will be available for female pensioner	24 years 3 months 18 days	24 years 8 months 12 days
Current retirement age for pensioner	65 years
Number of years pension will be available for male non-pensioner	23 years 7 months 6 days	23 years 8 months 12 days
Number of years pension will be available for female non-pensioner	25 years 4 months 24 days	25 years 6 months
Retirement age for availing pension by non-pensioner | age	65
Current eligible age for availing pension by non-pensioner | age	40
Current service cost	€ 42	€ 44	€ 38
Net past service (credit)/costs			(71)
Net interest charge/(income)	(8)	(7)	4
Total net cost/(credit) included within staff costs	34	37	(29)
Actuarial losses/(gains) recognised in the SOCI	€ (77)	(213)	€ 627
German plan
Post employment benefits
Net past service (credit)/costs		€ (49)